Investment Strategy - 1789 Growth and Income Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing primarily in a combination of common stocks and other equity securities (including preferred stocks and warrants), debt securities and convertible securities. The Fund may also invest in other investment companies such as mutual funds and exchange traded funds (“ETFs”) that invest primarily in these same securities. The Fund may also invest in ETFs that hold physical commodities such as gold, silver, and other precious metals. The allocation of the Fund’s investments across asset classes will vary substantially from time to time. The Fund’s investments in each asset class are not subject to limitation and are based upon Pinnacle Capital Management, LLC’s (the “Adviser”) assessment of economic conditions and market factors, including equity price levels, interest rate levels and their anticipated direction. The Adviser will select common stocks by utilizing a fundamental, bottom-up research process intended to identify issuers whose financial fundamentals are expected to improve. While there is no minimum dividend required for any single equity investment, as part of its evaluation process, the Adviser will consider an issuer’s ability to pay a current dividend as well as its ability to increase its dividend payout in the future. The Adviser will select convertible or debt securities using a credit analysis that focuses on income-producing characteristics. Up to 10% of the Fund’s investments at the time of purchase may be in debt securities and convertible securities that are rated below investment grade or unrated and determined to be of similar quality (“high-yield securities” or “junk bonds”). The Fund may invest in issuers of any market capitalization (with a focus on $3 billion and above). The Fund may invest a portion of its assets in non-U.S. securities (including emerging market securities), some of which may be traded domestically in the form of American Depositary Receipts (“ADRs”). The Fund may employ a strategy of writing (selling)

call options on the common stocks it holds; such strategy is intended to enhance the Fund’s total return and reduce overall portfolio risk, though there is no assurance that it will succeed. In addition to equity securities (such as preferred stocks and warrants), the Fund may invest in unregistered or thinly traded securities.

In making the Fund’s fixed income securities investments, the Fund may invest in corporate bonds, debentures and notes, U.S. Government securities, municipal securities, foreign sovereign issued securities, mortgage-backed securities (“MBS”) (including interest only, principal only mortgages and pools the underlying assets of which include, “sub-prime”, negative amortization, no-document or non-performing mortgages, single-family, manufactured housing or commercial properties) and asset-backed securities (“ABS”), commercial paper, loans (including first lien, second lien, senior and mortgages), convertible debt securities, convertible preferred securities, bank debt, ETFs primarily invested in fixed income securities, and mutual funds primarily invested in fixed income securities. The Fund may invest in fixed income securities without regard to maturity.

With respect to the equity portion of the Fund’s portfolio, the Adviser may sell a security when it believes the security no longer fits within the Fund’s portfolio, when the Adviser’s financial forecast for the security deteriorates, when the security’s market price rises substantially above the Adviser’s estimated fair intrinsic value, or when, in the Adviser’s opinion, a more attractive investment opportunity arises to replace the security. With respect to the fixed income portion of the Fund’s portfolio, the Adviser generally purchases fixed income securities with the intent of holding those securities to maturity. Prior to maturity, however, the Adviser may sell a fixed income security if it believes the issuer of the fixed income security will no longer be able to pay interest and/or principal as scheduled or when, in the Adviser’s opinion, a more attractive investment opportunity arises to replace the security. With the exception of selling based upon the uncovering of a more attractive investment opportunity, all sell decisions are intended to reduce downside risk and preserve the Fund’s capital. Selling to take advantage of a more attractive investment opportunity may be intended to achieve long-term capital appreciation and/or preserve the Fund’s capital.